FINANCE LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FINANCE LEASES
NOTE 5 - FINANCE LEASES

NOTE 5 – FINANCE LEASES

During 2019 and 2020, the Company borrowed an aggregate $9,985 and $7,357 under the following third-party and related party finance lease transactions:

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A $9,985 note from a third party for the lease of fixed assets, bearing interest at 22%, amortized over 24 months with a payment of $498 in additional to a $22 management fee for a total monthly payment of $520. The lease has a bargain purchase option of $1 at the end of the lease term.

The following is a schedule of the net book value of the finance lease.

Assets	June 30, 2022
Leased equipment under finance lease,	$108,622
less accumulated amortization	(102,645)
Net	$5,977

Liabilities	June 30, 2022
Obligations under finance lease (current)	$11,264
Obligations under finance lease (noncurrent)	1,708
Total	$12,972

Below is a reconciliation of leases to the financial statements.

Finance Leases
Leased asset balance	$5,977
Liability balance	12,972
Cash flow (operating)	-
Cash flow (financing)	-
Interest expense	$1,615

The following is a schedule, by years, of future minimum lease payments required under finance leases.

Years ended December 31	Finance Leases
2022	9,866
2023	2,868
Thereafter	-
Total	12,734
Less: Imputed Interest	(599)
Total Liability	12,135

Other information related to leases is as follows:

Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Finance Leases	0.76 years	16%

Based on average interest rate of 16%, average term remaining (months) 13.67 Average term remain (years) 1.13.

(1) This discount rate is consistent with our borrowing rates from various lenders.

NOTE 5 – CAPITAL LEASES

During the period ending December 31, 2021, the Company paid an aggregate of $23,772 toward capital lease balances. During 2021 and 2020, the Company borrowed an aggregate $0 and $7,357 respectively under the following third-party finance lease transactions:

A $6,168 note from a third party for the purchase of fixed assets, bearing interest at 16.60%, amortized over 36 months with payments of $219.

A $1,188 note from a third party for the purchase of fixed assets, bearing interest at 16.60%, amortized over 36 months with payments of $42.

The following is a schedule of the net book value of the finance lease.

Assets	December 31, 2021
Leased equipment under finance lease,	$108,622
less accumulated amortization	(98,602)
Net	$10,020

Liabilities	December 31, 2021
Obligations under finance lease (current)	$18,169
Obligations under finance lease (noncurrent)	2,414
Total	$20,583

Below is a reconciliation of leases to the financial statements.

Finance Leases
Leased asset balance	$20,583
Liability balance	$20,583
Cash flow (operating)	$-
Cash flow (financing)	$-
Interest expense	$12,680

The following is a schedule, by years, of future minimum lease payments required under finance leases.

Years ended December 31	Finance Leases

2022	18,840
2023	3,041
Thereafter	-
Total	21,881
Less: Imputed Interest	(1,298)
Total Liability	20,583

Other information related to leases is as follows:

Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Finance Leases	1.04 years	17%

Based on average interest rate of 1%, average term remaining (months) 12.5 Average term remain (years) 1.04

(1) This discount rate is consistent with our borrowing rates from various lenders.